DEFERRED GOVERNMENT GRANTS (Tables)	12 Months Ended
Dec. 31, 2019
DEFERRED GOVERNMENT GRANTS
Movements of Deferred Government Grants

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Balance at beginning of the year	30,993	22,435	15,792	2,268
Additions	2,877	500	—	—
Decrease due to disposal of subsidiaries	(3,573)	—	—	—
Recognized as a reduction of depreciation expense	(7,862)	(7,143)	(7,291)	(1,047)
Balance at end of the year	22,435	15,792	8,501	1,221